Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Net gain (loss)	$ 1,633	$ 2,610
Prior service (cost) credit	837	976
Total recorded in accumulated other comprehensive income	$ 2,470	$ 3,586